Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net loss attributable to the Company	$ (28,274,027)	$ 13,085,807	$ (11,575,542)	$ (12,430,245)	$ (15,188,220)	$ (24,005,787)
Preferred shares redemption value accretion			(11,096,312)		(21,702,737)	(1,098,804,125)
Fair value of ordinary shares issued to preferred shareholders	(513,080,828)				(513,080,828)
Fair value of ordinary share warrants issued to preferred shareholders	(15,600,000)				(15,600,000)
Excess carrying value of preferred shares repurchased	38,093,537				38,093,537
Net loss attributable to ordinary shareholders	$ (518,861,318)		$ (22,671,854)		$ (527,478,248)	$ (1,122,809,912)
Denominator
Weighted-average shares outstanding - basic (in Shares)	431,390,035		138,878,054		286,155,488	138,346,243
Weighted-average shares outstanding - diluted (in Shares)	431,390,035		138,878,054		286,155,488	138,346,243
Basic loss per share (in Dollars per share)	$ (1.2)		$ (0.16)		$ (1.84)	$ (8.12)
Diluted loss per share (in Dollars per share)	$ (1.2)		$ (0.16)		$ (1.84)	$ (8.12)